CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Recommendation services:
Loans (including revenues from related party of RMB nil, RMB19,932 and RMB102,997 for the years ended December 31, 2015, 2016 and 2017, respectively.)	$ 172,057	¥ 1,119,456
Credit cards	35,182	228,905
Total recommendation services	207,239	1,348,361
Advertising, marketing and other services	14,972	97,412
Total revenues	222,211	1,445,773
Cost of revenues	(22,106)	(143,828)
Gross profit	200,105	1,301,945
Operating expenses:
Sales and marketing	(188,724)	(1,227,896)
Research and development	(23,655)	(153,905)
General and administrative	(14,404)	(93,718)
Loss from operations	(26,678)	(173,574)
Others, net	(26)	(169)
Loss before income tax	(26,704)	(173,743)
Income tax expense	(4,362)	(28,382)
Net loss	(31,066)	(202,125)	¥ (182,125)	¥ (196,174)
Foreign currency translation adjustments	(3,254)	(21,170)
Total other comprehensive loss	(3,254)	(21,170)
Total comprehensive loss	$ (34,320)	¥ (223,295)
Net loss per share
Basic and diluted (in dollars per share) | (per share)	$ (0.09)	¥ (0.57)
Weighted average number of shares
Basic and diluted (in shares) | shares	353,452,309	353,452,309
ADS
Net loss per share
Basic and diluted (in dollars per share) | (per share)	$ (0.23)	¥ (1.43)
Predecessor
Recommendation services:
Loans (including revenues from related party of RMB nil, RMB19,932 and RMB102,997 for the years ended December 31, 2015, 2016 and 2017, respectively.)			238,846	116,738
Credit cards			64,911	38,406
Total recommendation services			303,757	155,144
Advertising, marketing and other services			52,630	13,229
Total revenues			356,387	168,373
Cost of revenues			(66,683)	(34,423)
Gross profit			289,704	133,950
Operating expenses:
Sales and marketing			(382,915)	(262,359)
Research and development			(72,832)	(45,358)
General and administrative			(16,273)	(22,419)
Loss from operations			(182,316)	(196,186)
Others, net			191	12
Loss before income tax			(182,125)	(196,174)
Net loss		¥ (27,415)	(182,125)	(196,174)
Foreign currency translation adjustments			0	0
Total comprehensive loss			¥ (182,125)	¥ (196,174)
Net loss per share
Basic and diluted (in dollars per share) | ¥ / shares			¥ (0.53)	¥ (0.57)
Weighted average number of shares
Basic and diluted (in shares) | shares			345,541,350	345,541,350
Predecessor | ADS
Net loss per share
Basic and diluted (in dollars per share) | ¥ / shares			¥ (1.33)	¥ (1.43)